Supplemental Disclosure of Cash Flow Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures

	Three Months Ended March 31,
(In thousands)	2019	2018
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest, net of amounts capitalized	$127,948	$121,934
Cash received for income tax refunds	19,113	9,430
Cash paid for amounts included in measurement of operating lease liabilities	3,438	—
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS FROM DISCONTINUED OPERATIONS:
Net cash provided by operating activities of discontinued operations	41,789	32,197
Net cash used in investing activities of discontinued operations	(1,073,525)	(178,060)
Net cash provided by financing activities of discontinued operations	973,937	68,384
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Dividends and distributions payable	$83,996	$90,791
Contributions receivable from noncontrolling interests	113,200	12,000
Improvements in operating real estate in accrued and other liabilities	23,023	25,587
ROU assets and operating lease liabilities arising from adoption of lease standard, net of related deferred receivables, intangibles and lease incentives derecognized (Note 2)	126,810	—
Securities acquired, subject to forward contract deliverable, net of cash collateral	90,000	—
Proceeds from loan repayments and asset sales held in escrow	32,624	—
Distributions payable to noncontrolling interests included in other liabilities	3,756	—
Assets of CLNY Investment Entities deconsolidated, net of cash and restricted cash contributed	—	1,753,066
Liabilities of CLNY Investment Entities deconsolidated	—	421,245
Noncontrolling interests of CLNY Investment Entities deconsolidated	—	395,274
Redemption of OP Units for cash in accrued and other liabilities	—	2,096
Share repurchase payable	—	36,166

	Year Ended December 31,
(In thousands)	2018	2017	2016
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest, net of amounts capitalized	$507,495	$452,726	$118,365
Cash paid for income taxes, net of refunds	14,476	53,017	7,190
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS FROM DISCONTINUED OPERATIONS:
Net cash provided by operating activities of discontinued operations	$158,666	$153,379	$93,492
Net cash provided by (used in) investing activities of discontinued operations	(599,940)	82,408	(310,564)
Net cash provided by financing activities of discontinued operations	351,052	378,788	255,861
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Dividends and distributions payable	$84,013	$188,202	$65,972
Net assets of CLNY Investment Entities deconsolidated, net of cash and restricted cash contributed (Note 4)	936,547	—	—
Redemption of OP Units for common stock	29,034	22,831	18,571
Improvements in operating real estate in accrued and other liabilities	2,249	18,221	—
Deconsolidation of net assets of securitization trusts (Note 15)	131,386	—	—
Increase in contributions receivable from noncontrolling interests	29,721	—	—
Assets held for sale contributed to equity method investee	20,350	—	—
Deferred tax liabilities assumed by buyer of related real estate	26,629	—	—
Debt assumed by buyer in sale of real estate	196,416	1,258,558	—
Foreclosures and exchanges of loans receivable for real estate	47,097	54,615	128,124
Share repurchase payable	7,567	—	—
Proceeds from loan repayments and asset sales held in escrow	19,425	27,426	—
Distributions payable to noncontrolling interests included in other liabilities	19,297	10,786	—
Net assets of investment entity deconsolidated, net of cash and restricted cash contributed	—	153,368	—

	Year Ended December 31,
(In thousands)	2018	2017	2016
Investment deposits applied to acquisition of loans receivable, real estate and CPI Group	—	66,020	—
Assets acquired in Merger, net of cash and restricted cash assumed (Note 3)	—	16,684,675	—
Liabilities assumed in Merger (Note 3)	—	11,249,183	—
Noncontrolling interests assumed in Merger (Note 3)	—	592,690	—
Common stock issued for acquisition of NSAM and NRF (Note 3)	—	5,710,134	—
Preferred stock issued for acquisition of NRF (Note 3)	—	1,010,320	—
Net assets acquired in CPI restructuring, net of cash and restricted cash assumed (Note 3)	—	219,278	—
Net assets acquired in THL Hotel Portfolio, net of cash and restricted cash assumed (Note 3)	—	326,679	—
Net assets of sponsored fund consolidated, net of cash and restricted cash assumed (Note 15)	—	13,370	—
Contributions receivable from noncontrolling interests	—	25,501	—
Exchange of notes for class A common shares	—	3,279	—
Assets of consolidated securitization trust	—	58,296	—
Liabilities of consolidated securitization trust	—	56,928	—
Net settlement of redemption and investment in equity method investee	—	—	117,241